INVESTMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Investments [Abstract]
Short-term deposits, carrying amount	$ 19,523	$ 30,324
Medium term notes and sovereign bonds, carrying amount	8,807	0
Allowance for credit loss held to maturity, current	0	0	$ 0
Available-for-sale investment	21,769	72,000
Allowance for credit loss available for sale investment, current	0	0	0
Net unrealized fair value gain, current	910	0	0
Quoted equity securities investments [Abstract]
Marketable securities carrying amount, current	76,000	0
Marketable securities, unrealized fair value loss	(24,150)	0	0
Long-term Investments [Abstract]
Long-term time deposits	0	216
Sovereign bonds	68,854	0
Allowance for credit loss held to maturity, non-current	0	0	0
Available-for-sale for sale of investments, long-term	5,276	56,418
Net unrealized fair value gain (loss), non-current	(5,303)	(12,869)	18,269
Impairment loss on available-for-sale security	51,000	1,087	144
Equity Securities [Abstract]
Equity security	21,419	21,665
Impairment loss on equity security	6,845	0	710
Movement of Equity Investments [Roll Forward]
Beginning balance	35,498	26,309	8,740
Additions	12,661	13,787	24,872
Retained interest in a former subsidiary	49,782
Share of results	721	(3,239)	(3,066)
Share of other comprehensive income (loss)	874	(315)	(1,097)
Distribution from investment	(1,210)	(453)	(578)
Disposal		(523)
Impairment	(3,393)	(68)	(2,562)
Ending balance	$ 94,933	$ 35,498	$ 26,309
Minimum [Member]
Short-term Investments [Abstract]
Short-term held to maturity investments, maturity term	3 months
Long-term Investments [Abstract]
Long-term held to maturity investments, maturity term	12 months
Long-term available for sale investments, maturity term	12 months
Maximum [Member]
Short-term Investments [Abstract]
Medium-term notes and sovereign bonds, held to maturity investments, maturity term	12 months
Short-term available for sale investments, maturity term	12 months